Virtus Bond Fund and Virtus Low Duration Income Fund,

each a series of Virtus Opportunities Trust

Supplement dated April 10, 2017 to the Summary Prospectuses and the Virtus Opportunities Trust

Statutory Prospectus, each dated April 10, 2017, as supplemented

(This information was previously disclosed in a Supplement dated March 24, 2017 to the

Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus,

each dated January 30, 2017, as supplemented.)

Important Notice to Investors

Effective April 30, 2017, Christopher Kelleher will retire from Newfleet and will no longer be a portfolio manager for the Virtus Bond Fund and Virtus Low Duration Income Fund. Additionally, effective April 30, 2017, Stephen H. Hooker will be added as a portfolio manager to the Virtus Bond Fund. The resulting disclosure changes to the funds’ prospectuses that will be effective on April 30, 2017 are described below.

Bond Fund

The disclosure under “Portfolio Management” in the fund’s summary prospectus and in the summary section of fund’s statutory prospectus will be replaced in its entirety with the following:

>	David L. Albrycht, CFA, President and Chief Investment Officer at Newfleet, is a manager of the fund. Mr. Albrycht has served as a Portfolio Manager of the fund since inception in October 2012.
>	Stephen H. Hooker, CFA, Managing Director and Portfolio Manager at Newfleet, is a manager of the fund. Mr. Hooker has served as a Portfolio Manager of the fund since April 2017.

Low Duration Income Fund

The disclosure under “Portfolio Management” in the fund’s summary prospectus and in the summary section of fund’s statutory prospectus will be replaced in its entirety with the following:

>	David L. Albrycht, CFA, President and Chief Investment Officer at Newfleet. Mr. Albrycht has served as a Portfolio Manager of the fund since May 2012.
>	Lisa M. Baribault, Director and Portfolio Manager at Newfleet. Ms. Baribault has served as a Portfolio Manager of the fund since January 2017.
>	Benjamin Caron, CFA, Senior Managing Director and Portfolio Manager at Newfleet. Mr. Caron has served as a Portfolio Manager of the fund since May 2012.

Both Funds

The rows for the above-named funds in the table under “Newfleet” on page 201 of the funds’ statutory prospectus will be replaced with the following:

Newfleet

Virtus Bond Fund	David L. Albrycht, CFA (since May 2012) Stephen H. Hooker, CFA (since March 2017)
Virtus Low Duration Income Fund	David L. Albrycht, CFA (since May 2012) Benjamin Caron, CFA (since May 2012) Lisa M. Baribault (since January 2017)

In addition, Mr. Kelleher’s biography on page 202 of the statutory prospectus will be removed.

Investors should retain this supplement with the

Prospectuses for future reference.

VOT 8020/BondLDI PMs (3/2017)

Virtus Bond Fund and Virtus Low Duration Income Fund,

each a series of Virtus Opportunities Trust

Supplement dated April 10, 2017 to the

Statement of Additional Information (“SAI”) dated April 10, 2017, as supplemented

(This information was previously disclosed in a Supplement dated

March 24, 2017 to the SAI dated January 30, 2017.)

Important Notice to Investors

Effective April 30, 2017, Christopher Kelleher will retire from Newfleet and will no longer be a portfolio manager for the above-named funds (the “Funds”). Additionally, effective April 30, 2017, Stephen H. Hooker will be added as a portfolio manager to the Virtus Bond Fund. The resulting disclosure changes to the Funds’ SAI that will be effective on April 30, 2017 are described below.

The disclosure in the table under “Portfolio Managers” that begins on page 100 of the SAI will be amended by removing reference to Mr. Kelleher in the rows for the Funds. In addition, Stephen H. Hooker will be added as Portfolio Manager of the Bond Fund.

The disclosure in the “Other Accounts Managed (With No Performance-Based Fees)” table” on page 102 of the SAI will be amended by removing reference to Mr. Kelleher. In addition, the information for Mr. Hooker is replaced with the following and an associated footnote is added to the table:

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Stephen H. Hooker *	1	$30.4 million	0	$0	0	$0

* As of March 21, 2017.

The disclosure in the table under “Portfolio Manager Fund Ownership” on page 85 of the SAI will be amended by removing the reference to Mr. Kelleher. In addition, the information for Mr. Hooker is replaced with the following and an associated footnote is added to the table:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed
Stephen H. Hooker*	Bond Fund − $10,001-$50,000 EM Debt Fund − None

* As of March 21, 2017.

Investors should retain this supplement with the SAI for future reference.

VOT 8020B/Bond LDI PMs (3/2017)